Contracts with Customers	6 Months Ended
Jun. 30, 2026
Revenue from Contract with Customer [Abstract]
Contracts with Customers
Note 5 - Contracts with Customers
Accrued revenues
Our accrued revenues are as follows:

(In $ millions)	June 30, 2026	December 31, 2025
Unbilled receivables	100.4	116.0
Other short-term accrued revenue (1)	7.8	16.9
Total short-term accrued revenue	108.2	132.9
Other long-term accrued revenue (2)	—	9.9
Total accrued revenue	108.2	142.8
(1) Accrued revenue includes the current portion of accrued demobilization revenue, blended rate revenue and customer retentions, which will be received upon contract termination.
(2) Non-current accrued revenue includes the non-current portion of accrued demobilization revenue, see Note 14 - Other Non-Current Assets.
Contract assets and liabilities
Contract assets and liabilities are created due to timing differences between the invoicing of customers and the timing of revenue recognition.
Contract assets consist primarily of accrued revenue, excluding unbilled receivables. Accrued revenue is recognized when the performance obligations are satisfied. Contract assets are recorded as accrued revenue and other non-current assets on the Unaudited Condensed Consolidated Balance Sheets based on the period they are expected to be invoiced.
Contract liabilities consist primarily of invoices issued in advance, which are recognized as revenue ratably over the firm term of the contract or advances from customers to be offset against future invoices. Contract liabilities are recorded as short-term or long-term deferred revenue on the Unaudited Condensed Consolidated Balance Sheets based on the period they are expected to be recognized.
Our contract assets and liabilities from our contracts with customers are as follows:

(In $ millions)	June 30, 2026	December 31, 2025
Other short-term accrued revenue	7.8	16.9
Other long-term accrued revenue	—	9.9
Total contract assets	7.8	26.8
Advances from customers (1)	(1.0)	(19.5)
Short-term deferred revenue	(21.6)	(24.2)
Long-term deferred revenue	(12.2)	(29.5)
Total contract liabilities	(34.8)	(73.2)
(1) Advances from customers relate to advances for certain contracts which is to be offset against future invoices, see Note 16 - Other Current Liabilities.
Total movements in our contract assets balances are as follows:

(In $ millions)
Balance as of December 31, 2025	26.8
Change in accrued revenue	2.8
Change in customer retentions	0.4
Change in unbilled variable rate revenue	(5.2)
Reclassification of contract assets and liabilities	(17.0)
Balance as of June 30, 2026	7.8
Total movements in our contract liabilities balances are as follows:

(In $ millions)
Balance as of December 31, 2025	73.2
Additions to deferred revenue	18.0
Recognition of deferred bareboat charter revenue	(2.0)
Change in advances from customers	(13.1)
Amortization of deferred revenue	(24.3)
Reclassification of contract assets and liabilities	(17.0)
Balance as of June 30, 2026	34.8
Timing of revenue
The Company derives its revenue from contracts with customers for the transfer of goods and services, from various activities performed both at a point in time and over time.

	For the three months ended		For the six months ended
(In $ millions)	June 30, 2026	June 30, 2025	June 30, 2026	June 30, 2025
Over time	223.5	256.6	460.2	467.6
Point in time	8.8	11.1	19.1	16.7
Total	232.3	267.7	479.3	484.3
Revenue on existing contracts, where performance obligations are unsatisfied or partially unsatisfied as of June 30, 2026, is expected to be recognized as follows:

	For the periods ending June 30,
(In $ millions)	2027	2028	2029	Total
Operating revenue	648.9	203.5	33.1	885.5
Contract costs
Deferred mobilization and contract preparation costs relate to costs incurred to prepare a rig for contract and delivery or to mobilize a rig to the drilling location. We defer pre‑operating costs, such as contract preparation and mobilization costs, and recognize such costs on a straight‑line basis, over the estimated firm period of the drilling contract. Costs incurred for the demobilization of rigs at contract completion are recognized as incurred during the demobilization period.
Deferred mobilization and contract preparation costs are as follows:

(In $ millions)	June 30, 2026	December 31, 2025
Current deferred costs	27.5	29.3
Non-current deferred costs (1)	21.8	29.4
Total deferred costs	49.3	58.7
(1) See Note 14 - Other Non-Current Assets.
Deferred costs decreased by $9.4 million during the six months ended June 30, 2026 from December 31, 2025 as a result of amortization of $22.1 million during the six months ended June 30, 2026, partially offset by additional deferred costs of $12.7 million.
Transfers of financial assets
During the year ended December 31, 2025, the Company entered into a factoring arrangement under which certain trade accounts receivable were sold to a third-party financial institution without recourse or repurchase obligations. The transfers met the conditions for sale accounting and, accordingly, the receivables were derecognized from our Unaudited Condensed Consolidated Balance Sheets upon transfer.
The Company received cash proceeds from factoring arrangements of $29.0 million during the six months ended June 30, 2026 (zero during the six months ended June 30, 2025) and the fair value and carrying amount of accounts receivable derecognized net of pass-through fees during the six months ended June 30, 2026 was $29.0 million (zero during the six months ended June 30, 2025). The Company did not recognize any gain or loss on sale of receivables and does not retain any beneficial interest or servicing responsibilities associated with the receivables sold.
Cash proceeds from the sale of receivables are classified as operating cash flows in the Unaudited Condensed Consolidated Statements of Cash Flows.
Parent company guarantee
In connection with the factoring arrangement, the Company obtained a parent company guarantee from the parent of the underlying customer for up to $42.8 million. This guarantee was reassigned to the financial institution as part of the transaction, and the Company no longer retains any rights, obligations or servicing responsibilities under the guarantee. The guarantee is subject to disclosure requirements but is not recognized on our Unaudited Condensed Consolidated Balance Sheets, as it was received and subsequently transferred.
Expected credit losses
Total movements in our allowance for credit losses for trade receivables, net are as follows:

(In $ millions)	Trade Receivables
Allowance for credit losses, as of December 31, 2025	—
Provision for credit losses	8.4
Allowance for credit losses, as of March 31, 2026	8.4
Write-off charged against allowance	(1.7)
Provision for credit losses	11.5
Allowance for credit losses, as of June 30, 2026	18.2
The Company determines its expected credit losses for assets with similar risk characteristics based on relevant historical information, as adjusted for current conditions as well as reasonable and supportable future expectations that affect collectability.
During the three months ended June 30, 2026, the Company recorded write-offs of $1.7 million against its allowance for expected credit losses which reflects the Company’s determination that these balances were no longer recoverable.
The provision for credit losses for the six months ended June 30, 2026, reflects the credit deterioration of certain customers. Provision for credit losses is recorded in rig operating and maintenance expenses in the Unaudited Condensed Consolidated Statements of Operations.